LEASES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Leases
Finance leases, lease liabilities recognized in the consolidated balance sheet	$ 1,756,106	$ 3,023,548
[custom:FinanceLeaseRightOfUseAssetCarryingAmount]	194,510	44,247
Finance Lease, Impairment Loss	$ 327,403	$ 11,026
Operating lease description	The Company’s lease agreements do not contain any material guarantees or restrictive covenants. Short-term leases, defined as leases with initial term of 12 months or less, are not reflected on the Consolidated Balance Sheets.